Exploration and Evaluation Assets (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Exploration and Evaluation Assets [Abstract]
Schedule of Expenditures for Exploration and Evaluation Assets

Expenditures for the years related to exploration and evaluation assets located in Nevada, USA were as follows:

	Railroad-
	Pinion	Lewis Gold
	Project	Project	Total
	$	$	$
Balance as at December 31, 2016	93,913,136	-	93,913,136

Property acquisition and staking costs	253,744	35,745,391	35,999,135
Exploration expenses
Claim maintenance fees	369,925	79,138	449,063
Consulting	2,361,902	234,684	2,596,586
Data analysis	498,200	22,482	520,682
Drilling	11,834,010	1,299,403	13,133,413
Environmental and permitting	275,885	4,648	280,533
Equipment rental	78,392	1,849	80,241
Geological	997,238	15,275	1,012,513
Lease payments	1,487,916	109,563	1,597,479
Metallurgy	909,757	-	909,757
Sampling and processing	1,141,491	28,386	1,169,877
Site development and reclamation	1,293,953	149,086	1,443,039
Supplies	1,278,358	2,722	1,281,080
Vehicle	49,341	-	49,341
	22,830,112	37,692,627	60,522,739

Balance as at December 31, 2017	116,743,248	37,692,627	154,435,875

	Railroad-
	Pinion	Lewis Gold
	Project	Project	Total
	$	$	$
Balance as at December 31, 2017	116,743,248	37,692,627	154,435,875

Property acquisition and staking costs	4,989	-	4,989
NSR buy-down	4,427,850	-	4,427,850
Exploration expenses
Claim maintenance fees	359,532	81,528	441,060
Consulting	3,692,499	81,721	3,774,220
Data Analysis	58,172	22,282	80,454
Drilling	18,472,855	174,781	18,647,636
Engineering	134,827	-	134,827
Environmental and permitting	387,679	-	387,679
Equipment rental	127,471	491	127,962
Geological	788,032	25,554	813,586
Geotechnical	654,687	-	654,687
Hydrology	930,729	-	930,729
Lease payments	1,805,255	118,784	1,924,039
Metallurgy	551,864	-	551,864
Preliminary economic assessment	579,226	-	579,226
Provision for site reclamation	946,010	-	946,010
Sampling and processing	561,710	81,770	643,480
Site development and reclamation	5,722,669	98,297	5,820,966
Supplies	1,224,990	1,002	1,225,992
Vehicle	113,578	-	113,578
	41,544,624	686,210	42,230,834

Balance as at December 31, 2018	158,287,872	38,378,837	196,666,709

Schedule of Payment Requirements

Payment requirements from 2019 to 2023 under agreements are approximately as follows:

	Total	Total
	Work	Lease
	commitment	payment	Total
	US$	US$	US$
2019	1,300,000	1,077,000	2,377,000
2020	1,300,000	1,016,000	2,316,000
2021	1,300,000	823,000	2,123,000
2022	1,300,000	383,000	1,683,000
2023	1,300,000	383,000	1,683,000
	6,500,000	3,682,000	10,182,000